Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' Deficit
11. Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders’ Equity (Deficit)
Redeemable Convertible Preferred Stock and Redeemable Common Stock
As of December 31, 2024, the Company had five classes of redeemable convertible preferred stock, which consisted of the following (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	60,000	45,567	$0.05	$2,039	$2,039
Series A	24,182	19,361	0.12	2,256	2,256
Series B	79,979	79,979	5.58	550,595	446,002
Series B-1	12,485	10,205	0.40	4,091	4,091
Series C	29,523	29,523	38.95	1,163,130	1,163,671
Total	206,169	184,635		$1,722,111	$1,618,059

As of June 30, 2025, there were no shares of redeemable convertible preferred stock issued and outstanding.
As discussed in Note 1—Overview and Summary of Significant Accounting Policies, in connection with the IPO, all shares of the Company's Series Seed, Series A, Series B, and Series B-1 redeemable convertible preferred stock then outstanding, totaling 155,111,700 shares, were automatically converted into an equivalent number of shares of Class A common stock. The carrying value of $559 million was reclassified into stockholders' equity (deficit). All shares of Series C redeemable convertible preferred stock then outstanding, totaling 29,523,120 shares, were automatically converted into 29,874,066 shares of redeemable Class A common stock.
During the year ended December 31, 2024, the Company paid a dividend in kind to the holders of the Series C redeemable convertible preferred stock, which resulted in additional shares being issued upon conversion. These additional shares issued upon conversion were not legally outstanding prior to the IPO and upon conversion were included in the redeemable Class A common stock shares outstanding.
The redeemable Class A common stock is subject to a right to be “put” to the Company on the first trading day immediately after the second anniversary of the closing of the IPO (the “Put Right”). Upon exercise of the Put Right, holders of these shares would be entitled to receive from the Company an amount in cash equal to the original issue price per share of the Series C redeemable convertible preferred stock of $38.95 per share, representing an aggregate price of $1.2 billion. The carrying value of $1.2 billion was reclassified from redeemable convertible preferred stock to redeemable Class A common stock and continues to be classified as mezzanine equity due to the shares being redeemable outside of the Company’s control, as the related Put Right remains outstanding and unexercised. Ongoing accretion is recorded to bring the carrying value of the redeemable Class A common stock to its redemption value over time, consistent with the original terms of the Series C redeemable convertible preferred stock. Redeemable Class A common stock approximates its redemption value. The Company did not record accretion during the three months ended June 30, 2025 as it was no longer considered probable that the Put Right would become redeemable.
The rights of the holders of the Company’s redeemable Class A common stock are identical to the Company’s Class A common stock, except with respect to the Put Right. The Put Right with respect to each share is subject to a lock-up period after the IPO and will automatically terminate upon the expiration of such period if either (i) the share is assigned, sold, or transferred publicly, or (ii) the Company’s Class A common stock has a 20-day volume-weighted average price in any consecutive 30 trading day period of at least 175% of the Series C redeemable convertible preferred stock original issue price of $38.95 per share after the IPO and on or before the second anniversary of the closing of the IPO, which is in March 2027. Upon termination of the Put Right, the redeemable Class A common stock will be reclassified into Class A common stock within stockholders’ equity (deficit). As of June 30, 2025, the shares were still subject to a lock-up period and the Put Right.
As of June 30, 2025 and December 31, 2024, there were 29,874,066 and no shares of redeemable Class A common stock issued and outstanding, respectively.
Dividends
Holders of the redeemable convertible preferred stock were entitled to participate in any dividends distributed to holders of common stock, as if converted.
Holders of the Series C redeemable convertible preferred stock were entitled to a cumulative dividend that accrued from day-to-day at a rate of 10% per annum of the accumulated stated value, equal to $38.95 per share (the accumulated stated value is the defined “original issue price” at the time of conversion). Cumulative dividends were payable quarterly from the time the shares were issued until the completion of an IPO. These dividends could be paid in cash or in kind by being added to the accumulated stated value. After the IPO and conversion to redeemable Class A common stock, these dividend rights ceased, and there were no accrued and unpaid dividends as of June 30, 2025. For the three months ended June 30, 2025 and 2024, no cash dividends were paid by the Company. For the six months ended June 30, 2025 and 2024, the Company paid total cash dividends of $29 million and $0 million, respectively. In addition, for the three and six months ended June 30, 2024, the Company issued a paid-in-kind dividend, which was recognized at fair value of $16 million.
Preferred Stock
In connection with the IPO, the Company's amended and restated certificate of incorporation became effective, which authorized the issuance of 100,000,000 shares of preferred stock with a par value of $0.000005 per share with rights and preferences, including voting rights, designated from time to time by the Company's board of directors (the “Board”). As of June 30, 2025, there were no shares of preferred stock issued and outstanding.
Common Stock
As of June 30, 2025 and December 31, 2024, the Company was authorized to issue 3,400,000,000 and 690,680,000 shares of common stock, respectively, with a par value of $0.000005 per share. During the year ended December 31, 2024, the Company’s certificate of incorporation was amended such that the Company’s common stock consisted of Class A common stock and Class B common stock. In March 2025, the Company’s certificate of incorporation was amended such that the Company’s common stock consisted of Class A common stock, Class B common stock, and Class C common stock. As of June 30, 2025, there were no shares of Class C common stock issued and outstanding. Common stockholders are entitled to receive any dividends if and when declared by the Board, and upon liquidation or dissolution, are also entitled to receive all assets legally available for distribution to stockholders, ratably in proportion to the number of shares held, subject to the rights of preferred stockholders (if then outstanding). As of June 30, 2025 and December 31, 2024, no dividends on the Company’s common stock had been declared by the Board.
Voting
Holders of Class A common stock are entitled to one vote per share. Prior to the completion of the Company’s IPO, holders of Class B common stock were entitled to one vote per share. Upon the completion of the IPO, holders of Class B common stock are entitled to ten votes per share. Holders of Class A common stock and Class B common stock vote together as a single class, except where otherwise required by law. Holders of Class C common stock are entitled to no votes per share.
Warrants to Purchase Common Stock
As of December 31, 2024, the Company had outstanding warrants to purchase shares of the Company’s Class A common stock that were classified as liabilities. These warrants were issued in connection with the 2022 Senior Secured Notes, as disclosed in the Company’s Prospectus. As of December 31, 2024, the fair value of the warrant liabilities was $200 million and was included within derivative and warrant liabilities on the condensed consolidated balance sheets. The Company recorded a loss related to the fair value adjustment of these warrant liabilities of $49 million and $64 million within gain (loss) on fair value adjustments in the condensed consolidated statements of operations during the three and six months ended June 30, 2024, respectively.
On March 21, 2025, the Company executed an amendment with the warrant holders to fix the exercise price to $1.5495 per share, subject to adjustments for standard anti-dilution adjustments. As a result of the amendment, the Company concluded that the warrants met the requirements for equity classification for contracts that are indexed to the Company’s own stock. The Company recognized a gain of $29 million for the final fair value adjustment pre-modification, and a loss of $2 million in connection with the modification and fixing of the exercise price, which were recorded in gain (loss) on fair value adjustments in the condensed consolidated statements of operations for the six months ended June 30, 2025, and reclassified the final value of the warrants to additional paid-in capital. Refer to Note 3—Fair Value Measurements for further details.
2019 Stock Option Plan and 2025 Equity Incentive Plan
In July 2019, the Company adopted a stock option plan (the “2019 Plan”). The purpose of the 2019 Plan is to provide incentives to attract, retain, and motivate eligible persons whose potential contributions are important to the success of the Company by offering those eligible persons an opportunity to participate in the Company’s future performance through the grant of awards of common stock. The total number of shares authorized by the Board to be issued under the 2019 Plan was 73,637,600 shares as of December 31, 2024. Prior to the Company’s IPO, in the event that shares previously issued under the 2019 Plan were reacquired by the Company pursuant to a forfeiture provision, right of first refusal, or repurchase by the Company, such shares were added back to the number of shares then available for issuance under the 2019 Plan. As of December 31, 2024, 3,750,480 shares were available for issuance under the 2019 Plan. In March 2025, in connection with the IPO and the adoption of the 2025 Plan (as defined below), the Company ceased granting awards under the 2019 Plan. Following the effective date of the 2025 Plan, any outstanding awards granted under the 2019 Plan remain subject to the terms of the 2019 Plan, and any shares that are forfeited or repurchased by the Company under the 2019 Plan will be automatically transferred to be available for issuance under the 2025 Plan.
In March 2025, the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”) as a successor to the 2019 Plan, which became effective in connection with the IPO. The 2025 Plan authorizes the award of incentive stock options (“ISOs”), nonqualified stock options (“NQSOs”), restricted stock awards (“RSAs”), stock appreciation rights, and RSUs, as well as performance and stock bonus awards. Pursuant to the 2025 Plan, the ISOs may be granted only to employees of the Company, while all other award types may be granted to employees, directors, and consultants. A total of 50,000,000 shares of the Company’s Class A common stock were initially reserved, plus any reserved shares of Class A common stock not issued or subject to outstanding grants under the 2019 Plan on the effective date of the 2025 Plan. The number of shares reserved for issuance under the 2025 Plan will increase automatically on January 1 of each of 2026 through 2035 by the number of shares equal to the lesser of (a) five percent of the aggregate number of outstanding shares of all classes of common stock plus the total number of shares of Class A common stock issuable upon conversion of preferred stock (if any), in each case as of the immediately preceding December 31, or (b) such number of shares of Class A common stock as may be determined by the Board or the compensation committee of the Board (the “Compensation Committee”). In the event that shares previously issued under the 2025 Plan are reacquired by the Company pursuant to a forfeiture provision, right of first refusal, or repurchase by the Company, such shares shall be added back to the number of shares then available for issuance under the 2025 Plan. As of June 30, 2025, 47,536,236 shares were available for issuance under the 2025 Plan.
The Company may grant stock options to employees, contractors, or other entities in order to incentivize them to increase their efforts on behalf of the Company and to promote the success of the Company’s business. Stock options may be treated as ISO or NQSO depending on the specific circumstances of an optionee’s relationship with the Company and the number of stock options vesting or exercised in a calendar year. Stock options granted under the 2019 and 2025 Plans generally vest either over a three-year or four-year period. The Company may award stock options that are immediately exercisable, subject to a repurchase right. The Company may also grant stock options that allow for acceleration of vesting. The stock options granted under the 2019 and 2025 Plans will expire after ten years from the time of their grant. The Company issues Class A common stock upon the exercise of stock options. Pursuant to the equity exchange agreement between the Company and each of its co-founders, each co-founder has the right to exchange any shares of Class A common stock received upon the exercise of certain option awards granted prior to September 2024 and held by such co-founder into an equal number of shares of Class B common stock.
Stock Options
The following table summarizes stock option activity under the 2019 Plan (share data and aggregate intrinsic value in thousands):

	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at January 1, 2025	47,219	$1.74	7	$2,163,455
Granted	—	—
Exercised	(2,950)	1.53
Forfeited, expired, or canceled	(164)	6.62
Outstanding at June 30, 2025	44,105	$1.74	7	$7,114,827
Vested and expected to vest at June 30, 2025	44,105	$1.74	7	$7,114,827
Exercisable at June 30, 2025	31,596	$1.14	6	$5,116,131

The table above does not include 375,000 options outstanding as of June 30, 2025 that were issued in connection with the 2021 Convertible Senior Secured Notes. Refer to Note 14—Related-Party Transactions for additional information.
The Company did not grant any stock options during the six months ended June 30, 2025 and 2024.
The aggregate grant date fair value of stock options vested during the six months ended June 30, 2025 and 2024 was and $18 million and $18 million, respectively.
The aggregate intrinsic value of stock options exercised during the six months ended June 30, 2025 and 2024, was $170 million and $14 million, respectively. The intrinsic value for options exercised is the difference between the estimated fair value of the stock and the exercise price of the stock option at the date of exercise.
Employee Stock Purchase Plan
In March 2025, the Company adopted the 2025 Employee Stock Purchase Plan (the “2025 ESPP”), which became effective in connection with the IPO. The 2025 ESPP enables eligible employees to purchase shares of the Company’s Class A common stock with accumulated payroll deductions. A total of 10,000,000 shares of the Company’s Class A common stock are reserved for issuance under the 2025 ESPP.
The number of shares reserved for issuance and sale under the 2025 ESPP will increase automatically on January 1st of each of 2026 through 2035 by the number of shares equal to the lesser of (a) the number of shares equal to 1% of the sum of the total number of outstanding shares of all classes of the Company’s common stock plus the total number of shares of the Company’s Class A common stock issuable upon conversion of preferred stock (if any), in each case outstanding as of the immediately preceding December 31 and (b) such number of shares of the Company’s Class A common stock determined by the Board or Compensation Committee; provided, that the Board or Compensation Committee may in its sole discretion reduce the amount of the increase in any particular calendar year. Subject to stock splits, recapitalizations, or similar events, no more than 100,000,000 shares of the Company’s Class A common stock may be issued over the term of the 2025 ESPP.
The purchase price for shares purchased under the 2025 ESPP during any given purchase period is 85% of the lesser of the fair market value of the Company’s Class A common stock on (1) the first trading day of the applicable offering period or (2) the last trading day of the applicable purchase period. Each offering period may itself consist of one or more purchase periods. The 2025 ESPP has an initial offering period beginning on March 28, 2025 and ending on November 15, 2025, with a purchase date of November 15, 2025. The initial enrollment period began on the date of the IPO and ended on April 18, 2025. As of June 30, 2025, $2 million has been withheld on behalf of employees for a future purchase under the ESPP due to the timing of payroll deductions and the open enrollment period. As of June 30, 2025, no shares of Class A common stock have been purchased under the 2025 ESPP. Stock-based compensation expense during the three months ended June 30, 2025 and unrecognized stock-based compensation expense as of June 30, 2025 related to the 2025 ESPP were not material.
Restricted Stock Units
RSUs granted typically vest over four years. The following table summarizes restricted stock unit activity under the 2019 and 2025 Plans (share data in thousands):

	Shares	Weighted- Average Fair Value Per Share
Balance at January 1, 2025	15,455	$38.80
Granted	13,188	62.39
Vested	(2,599)	33.36
Forfeited, expired, or canceled	(367)	36.57
Unvested balance at June 30, 2025	25,677	$51.50
Vested and not yet settled	9	45.96
Outstanding at June 30, 2025	25,686	$51.50

Restricted Stock Awards
During the three and six months ended June 30, 2025, 1,602,257 RSAs were granted in connection with the acquisition of Weights & Biases. These awards typically vest over a four-year service period. The grant date fair value of the RSAs was based on the Company’s closing stock price on the grant date and is recognized as stock-based compensation expense over the vesting period. As of June 30, 2025, 1,460,477 of these RSAs remained unvested. Refer to Note 4—Business Combination for additional information.
Stock-Based Compensation Expense
As of June 30, 2025, unrecognized stock-based compensation expense related to unvested stock options was $73 million, which is expected to be recognized over a weighted-average period of two years.
As of June 30, 2025, unrecognized stock-based compensation expense related to unvested RSUs and RSAs was $1.1 billion, which is expected to be recognized over a weighted-average period of three years.
Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Cost of revenue	$2,701	$350	$5,394	$738
Technology and infrastructure	47,683	2,080	102,282	4,437
Sales and marketing	8,494	848	11,314	1,715
General and administrative	86,127	4,382	209,988	8,959
Total stock-based compensation expense(1)(2)	$145,005	$7,660	$328,978	$15,849

(1)
Stock-based compensation expense was net of capitalized costs primarily related to the development of internal-use software of $12 million and $2 million during the three months ended June 30, 2025 and 2024, respectively, and $31 million and $4 million during the six months ended June 30, 2025 and 2024, respectively.

(2)
The Company recognized no and $177 million of stock-based compensation expense, net of no and $17 million of capitalized costs primarily related to the development of internal-use software, during the three and six months ended June 30, 2025, respectively, associated with vested RSUs as a result of the satisfaction of the liquidity-event performance-based vesting condition which was satisfied in connection with the IPO.

11. Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Redeemable Convertible Preferred Stock
As of December 31, 2023 and 2024, the Company had four and five classes of redeemable convertible preferred stock, respectively. As of December 31, 2023, redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	60,000	48,896	$0.05	$2,205	$2,205
Series A	24,182	19,879	0.12	2,316	2,316
Series B	79,979	75,496	5.58	455,996	421,001
Series B-1	12,485	10,407	0.40	4,173	4,173
Total	176,646	154,678		$464,690	$429,695

As of December 31, 2024, redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series Seed	60,000	45,567	$0.05	$2,039	$2,039
Series A	24,182	19,361	0.12	2,256	2,256
Series B	79,979	79,979	5.58	550,595	446,002
Series B-1	12,484	10,205	0.40	4,091	4,091
Series C	29,523	29,523	38.95	1,163,130	1,163,671
Total	206,169	184,635		$1,722,111	$1,618,059

In April 2023, the Company authorized a total of 79,978,760 shares of Series B redeemable convertible preferred stock, with a par value of $0.000005 per share and an original issue price of $5.58 per share, pursuant to an amendment of the certificate of incorporation. Additionally, the Company issued a total of 12,484,540 shares of Series B-1 redeemable convertible preferred stock, with a par value of $0.000005 per share to settle the outstanding principal and interest balance of the 2021 Unsecured Senior Subordinated Convertible Promissory Notes based on a conversion price, equal to the original issue price of $0.40 per share. Refer to Note 10—Debt for additional information.
During the year ended December 31, 2023, the Company issued 75,495,640 shares of Series B redeemable convertible preferred stock for total gross proceeds of $421 million. At the time of the initial issuance, the Company granted an option to the lead investor, a related party, to purchase up to 40,348,040 shares of Series B redeemable convertible preferred stock over a period of up to nine months, at the original issuance price of $5.58 per share. The Series B tranche liability was required to be recognized as a liability as it represented a contract to purchase redeemable equity. A portion of the proceeds of the original issuance was allocated to the initial recognition of the liability. The liability was subsequently remeasured to fair value with changes in fair value recognized in earnings through the settlement date. In May 2023, 35,864,920 shares of Series B redeemable convertible preferred stock were issued upon exercise of the portion of the Series B tranche liability. In January 2024, 4,483,120 shares of Series B redeemable convertible preferred stock were issued upon exercise of the remaining portion of the Series B tranche liability. For the years ended December 31, 2023 and 2024, the Company recognized a fair value adjustment loss of $105 million and no material gain or loss, respectively, on the remeasurement of the Series B tranche liability.
In May 2024, the Company issued 29,523,120 shares of Series C redeemable convertible preferred stock with a par value of $0.000005 per share and an original issue price of $38.95 per share for total gross proceeds of $1.1 billion and incurred related issuance costs of $3 million.
The holders of the redeemable convertible preferred stock have the following rights, preferences, and privileges:
Voting
Except as provided by law or by the Company’s certificate of incorporation, the holders of redeemable convertible preferred stock have full voting rights, equivalent to the voting rights of holders of common stock, as if converted. The preferred stockholders vote together as a single class, except as provided by law or by the Company’s certificate of incorporation.
Dividends
Holders of the redeemable convertible preferred stock are entitled to participate in any dividends distributed to holders of common stock, as if converted.
Holders of the Series C redeemable convertible preferred stock are entitled to a cumulative dividend that accrues from day-to-day at a rate of 10% per annum of the accumulated stated value, which is initially equal to $38.95 per share. Cumulative dividends are payable quarterly and can be paid in cash, or paid in kind by being added to the accumulated stated value preference. The holders of Series C redeemable convertible preferred stock are entitled to receive the cumulative dividends prior and in preference to the payment of any other dividend. For the year ending December 31, 2024, the Company paid a total cash dividend of $59 million and a total PIK dividend, recognized at fair value, of $16 million. The PIK dividend payment increased the accumulated stated value of the Series C
Redeemable Preferred Stock by $14 million, which is equivalent to the amount that would have been paid in cash. This increased value will be used to calculate future quarterly dividends payable.
Conversion
Each share of redeemable convertible preferred stock is convertible at any time at the election of the holder into Class A common stock. The conversion rate is determined by dividing the original issue price, or in the case of the Series C, the accumulated stated value plus accrued and unpaid dividends (without double counting), by the conversion price at the time of conversion, with the conversion price initially equal to the original issue price, subject to customary anti-dilutive adjustments for stock splits, dividends, and other applicable corporate events. As of December 31, 2023, each share of redeemable convertible preferred stock was convertible into one share of Class A common stock. As of December 31, 2024, each share of Series Seed, Series A, Series B and Series B-1 redeemable convertible preferred stock was convertible into one share of Class A common stock and each share of Series C redeemable convertible preferred stock was convertible into 1.0119 shares of Class A common stock.
Conversion is mandatory upon the occurrence of either: (i) an IPO at a price per share of at least $6.97 resulting in at least $125 million in proceeds to the Company, net of underwriting discount and commissions, or (ii) the election by the holders of a majority of the redeemable convertible preferred stock, voting together as a single class, provided that the consent of holders of at least 20% of the then-outstanding Series B redeemable convertible preferred stock is required with respect to the Series B redeemable convertible preferred stock, and the consent of holders of at least 90% of the then-outstanding Series C redeemable convertible preferred stock is required with respect to the Series C redeemable convertible preferred stock if in connection with a Deemed Liquidation Event (as defined in the Company’s certificate of incorporation) in which the holders of Series C redeemable convertible preferred stock will receive consideration per share that is less than the accumulated stated value.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, or any Deemed Liquidation Event (including mergers or consolidations), (i) first, holders of Series C redeemable convertible preferred stock are entitled to be paid out of any funds available for distribution, (ii) then, holders of Combined Series B Preferred Stock (Series B, Series B-1) are entitled to be paid out of any funds available for distribution, (iii) then, holders of Junior Preferred Stock (Series Seed, Series A) are entitled to be paid out of any funds available for distribution, and the holders of redeemable convertible preferred stock may elect to redeem their shares in the event the shares are not redeemed by the Company within 90 days of the consummation of such transactions, before any payments are made to holders of Junior Preferred Stock or common stock. Holders are entitled to the greater of: (x) the original issue price of such shares and in the case of the Series C redeemable convertible preferred stock, the accumulated stated value plus accrued and unpaid dividends, or (y) the amount per share that would have been payable had all redeemable convertible preferred stock been converted immediately prior to the liquidation.
Optional Redemption
The holders have the option, but not the obligation, to force the Company to redeem their shares for a redemption price equal to the accumulated stated value per share plus accrued and unpaid dividends, with such option being accelerated upon the occurrence of a change of control. In the event the Series C redeemable convertible preferred stock is converted upon an IPO, the holders will be entitled to redeem the common stock issued upon conversion of the Series C for $38.95 cash per share at the second anniversary of the first trading day after the IPO. The Company concluded that the redemption features were embedded within the respective shares of stock and were not required to be bifurcated because the redemption features would not meet the definition of a derivative if they were freestanding.
Protective Provisions
In addition to the rights and privileges listed for all redeemable convertible preferred stock, the Series B redeemable convertible preferred stock includes certain special rights, such as the ability to elect one member of the Company’s Board of Directors (“Board”), and protective rights, such as the ability to veto an increase in the authorized number of shares of Combined Series B Preferred Stock (Series B, Series B-1). Series C convertible preferred stock also includes protective rights, such as the ability to veto an increase in the authorized number of shares of Series C redeemable convertible preferred stock.
Classification of Redeemable Convertible Preferred Stock
Although the Company’s redeemable convertible preferred stock is not mandatorily redeemable, it is classified outside of stockholders’ deficit because it is contingently redeemable upon certain Deemed Liquidation Events outside the Company’s control. Accordingly, redeemable convertible preferred stock is presented outside of permanent equity in the mezzanine section of the consolidated balance sheets. With the exception of the Series C, the redeemable convertible common stock is not being remeasured to redemption value because the redemption rights are contingently exercisable upon the occurrence of events that are not within the control of the holders, the contingent events were not deemed probable of occurring at any time during the periods presented, and therefore, the instruments were not deemed probable of becoming redeemable.
The holders of the Series C redeemable convertible preferred stock are entitled to redeem their shares for cash on the date the put option becomes exercisable, without contingency. As a result, the carrying value of the Series C redeemable convertible preferred stock is being accreted to its redemption value over the period from issuance to when the redemption option first becomes exercisable. The cumulative dividends on the Series C redeemable convertible preferred stock are accrued as dividend liabilities in the event the Company elects to settle in cash, or included in the calculation of the accretion to redemption value in the event the Company elects to settle the cumulative dividend in kind.
Common Stock
As of December 31, 2023 and 2024, the Company was authorized to issue 469,030,700 and 690,680,000 shares of common stock, respectively, with a par value of $0.000005 per share. As of December 31, 2023, the Company had one class of common stock. During the year ended December 31, 2024, the Company’s certificate of incorporation was amended such that the Company’s common stock consists of Class A common stock and Class B common stock. Common stockholders are entitled to receive any dividends if and when declared by the Board, and upon liquidation or dissolution, are also entitled to receive all assets legally available for distribution to stockholders, ratably in proportion to the number of shares held, subject to the rights of preferred stockholders. As of December 31, 2023 and 2024, no dividends on the Company’s common stock had been declared by the Board.
Voting
Holders of Class A common stock are entitled to one vote per share. Holders of Class B common stock are entitled to one vote per share prior to the completion of the Company’s IPO. Upon the completion of the IPO, each share of Class B common stock will entitle the holder to ten votes per share. Holders of Class A common stock and Class B common stock vote together as a single class, except where otherwise required by law.
Conversion
Shares of Class B common stock are convertible at any time at the option of the holder into shares of Class A common stock on a one-to-one basis. In addition, each share of Class B common stock will automatically convert into a share of Class A common stock, as a result of certain events, including upon a non-permitted sale or transfer. Further, upon certain events specified in the certificate of incorporation, all outstanding shares of Class B common stock will convert automatically into shares of Class A common stock. Class A common stock is not convertible into any other class of shares.
Dividend and Liquidation Rights
Both Class A common stock and Class B common stock participate equally in any dividends declared by the Company, subject to the rights of preferred stockholders. In the event of liquidation, dissolution, or winding up of the Company, holders of Class A common stock and Class B common stock are entitled to share in any distribution of assets remaining after payment of liabilities, subject to the rights of preferred stockholders.
Treasury Stock
In October 2023, the Company agreed to repurchase 4,483,100 shares of callable Class A common stock at $7.15 per share in connection with shares issued pursuant to a stock purchase agreement with a customer. The aggregate purchase price of $32 million represented the approximate fair value of the shares, net of the fair value of the embedded call option, which was recorded as treasury stock on the consolidated balance sheets.
In May 2024, the Company repurchased 2,104,900 shares of callable Class A common stock that were legally issued to Conductor. This action settled the Company’s liability to issue shares in connection with the business combination. Refer to Note 4—Business Combination for additional information.
Stock Option Plan
In July 2019, the Company adopted a stock option plan (the “2019 Stock Option Plan” or the “Plan”). The purpose of the Plan is to provide incentives to attract, retain, and motivate eligible persons whose potential contributions are important to the success of the Company by offering those eligible persons an opportunity to participate in the Company’s future performance through the grant of awards of common stock. The total number of shares authorized by the Board to be issued under the Plan are 66,637,600 and 73,637,600 shares as of December 31, 2023 and 2024, respectively. In the event that shares previously issued under the Plan are reacquired by the Company pursuant to a forfeiture provision, right of first refusal, or repurchase by the Company, such shares shall be added back to the number of shares then available for issuance under the Plan. As of December 31, 2023 and 2024, 11,061,240 and 3,750,480 shares, respectively, were available for issuance under the Plan.
The Company may grant stock options to employees, contractors, or other entities in order to incentivize them to increase their efforts on behalf of the Company and to promote the success of the Company’s business. Stock options may be treated as incentive stock options or nonqualified stock options depending on the specific circumstances of an optionee’s relationship with the Company and the number of stock options vesting or exercised in a calendar year. Stock options granted under the Plan generally vest either over a three-year or four-year period. The Company may award stock options that are immediately exercisable, subject to a repurchase right. The Company may also grant stock options that allow for acceleration of vesting. The stock options granted under the Plan will expire after ten years from the time of their grant. The Company issues common stock upon the exercise of stock options.
The following table summarizes stock option activity under the Plan (share data and aggregate intrinsic value in thousands):

	Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at January 1, 2023	32,655	$0.33	8	$20,770
Granted	23,300	3.48
Exercised	(4,337)	0.38
Forfeited, expired, or canceled	(379)	1.70
Outstanding at December 31, 2023	51,239	$1.75	8	$795,013

Granted	—	—
Exercised	(2,872)	1.01
Forfeited, expired, or canceled	(1,148)	4.05
Outstanding at December 31, 2024	47,219	$1.74	7	$2,163,455
Vested and expected to vest at December 31, 2023	51,239	$1.75	8	$795,013
Vested and expected to vest at December 31, 2024	47,219	$1.74	7	$2,163,455
Exercisable at December 31, 2023	24,356	$0.37	6	$411,567
Exercisable at December 31, 2024	31,019	$0.98	6	$1,444,794

The Company did not grant any stock options during the year ended December 31, 2024.
The weighted-average grant date fair value of stock options granted during the years ended December 31, 2022 and 2023 were $0.47 and $6.50 per share, respectively.
The aggregate grant date fair value of stock options vested during the years ended December 31, 2022, 2023, and 2024 were $2 million, $10 million, and $45 million, respectively.
The aggregate intrinsic value of stock options exercised during the years ended December 31, 2022, 2023, and 2024, was $0 million, $38 million, and $117 million, respectively. The intrinsic value for options exercised is the difference between the estimated fair value of the stock and the exercise price of the stock option at the date of exercise.
The Black-Scholes option-pricing model assumptions used to value the employee stock options at the grant dates were as follows, presented on a weighted-average basis except for the fair value of common stock which is presented on a range basis:

	Year Ended December 31, 2022	Year Ended December 31, 2023
Fair value of common stock	$0.55 - 0.99	$1.86 - 17.27
Expected volatility	97%	58%
Expected term (in years)	6	6
Risk-free interest rate	4%	4%
Expected dividend yield	0%	0%

These assumptions and estimates were determined as follows:
Expected Volatility—As there is no public market for the Company’s common stock, the expected volatility was determined using the historical volatilities of publicly listed peer companies over a period equivalent to the expected term of the awards.
Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock options.
Risk-Free Interest Rate—The risk-free interest rate is based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent expected term of the stock options at the time of grant.
Expected Dividend Yield—The expected dividend is assumed to be zero, as the Company has never paid dividends on its common stock and has no current plans to do so.
Fair Value Per Share of the Company’s Common Stock—Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of its common stock. The Board considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock, (ii) the prices, rights, preferences, and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock, (iii) the lack of marketability of the Company’s common stock, (iv) the Company’s actual operating and financial performance and estimated trends and prospects for its future performance current business conditions and financial projections, (v) the likelihood of achieving a liquidity event, such as an IPO, direct listing, or sale of the Company, given prevailing market conditions; and (vi) precedent transactions involving the Company’s shares.
Restricted Stock Units
RSUs granted typically vest over four years. The following table summarizes restricted stock unit activity under the Plan for the year ended December 31, 2024 (share data in thousands):

	Shares	Weighted- Average Fair Value Per Share
Balance at January 1, 2024	—	$—
Granted	15,733	38.56
Vested	—	—
Forfeited, expired, or canceled	(278)	25.18
Unvested balance at December 31, 2024	15,455	$38.80

Secondary Transactions
In December 2023, certain employee and non-employee stockholders of the Company (the “2023 Selling Stockholders”) offered 41,476,000 shares of common stock (the “2023 Secondary Offering”). The Company did not offer any shares of common stock in the 2023 Secondary Offering and did not receive any proceeds from the sale of the shares of common stock by the 2023 Selling Stockholders. The 2023 Secondary Offering was conducted and led by a new investor and was determined to be an arms-length transaction at fair value. Accordingly, the Company did not record any compensation cost associated with the 2023 Secondary Offering. The Company incurred no costs in relation to the 2023 Secondary Offering for the year ended December 31, 2023. The Company received less than $1 million in cash (excluding withholding taxes) in connection with the exercise of 1,125,500 options by certain stockholders participating in the 2023 Secondary Offering. In conjunction with the 2023 Secondary Offering, 11,103,380 shares of Series Seed redeemable convertible preferred stock, 3,896,180 shares of Series A redeemable convertible preferred stock, and 2,077,980 shares of Series B-1 redeemable convertible preferred stock were converted to the equivalent number of shares of common stock to be included in the offering.
In October 2024, certain employees and non-employee stockholders of the Company (the “2024 Selling Stockholders”) offered 13,851,240 shares of Class A common stock to new and existing investors at a purchase price of $46.99 per share, equal to the estimated fair value of the stock at the time of the transaction (the “2024 Secondary Offering”). The Company did not offer any shares of common stock in the 2024 Secondary Offering and did not receive any proceeds from the sale of the shares of common stock by the 2024 Selling Stockholders. The 2024 Secondary Offering was determined to be an arms-length transaction at fair value. Accordingly, the Company did not record any compensation cost associated with the 2024 Secondary Offering. The Company incurred no costs in relation to the 2024 Secondary Offering for the year ended December 31, 2024. The Company received $1 million in cash (excluding withholding taxes) in connection with the exercise of 1,368,680 options by certain stockholders participating in the 2024 Secondary Offering. In conjunction with the 2024 Secondary Offering, 3,329,540 shares of Series Seed redeemable convertible preferred stock, 518,060 shares of Series A redeemable convertible preferred stock, 201,420 shares of Series B-1 redeemable convertible preferred stock, and 1,067,020 shares of Class B common stock were converted to the equivalent number of shares of Class A common stock to be included in the offering.
Stock-Based Compensation Expense
As of December 31, 2024, unrecognized stock-based compensation expense related to unvested stock options was $91 million, which is expected to be recognized over a weighted-average period of three years.
As of December 31, 2024, unrecognized stock-based compensation expense related to unvested RSUs was $600 million, which is expected to be recognized over a weighted-average period of two years.
The Company will record cumulative stock-based compensation expense related to the RSUs with performance-based vesting conditions in the period when its liquidity event is completed for the portion of the awards for which the relevant service condition has been satisfied with the remaining expense recognized over the remaining service period. If the effectiveness of a registration statement had occurred on December 31, 2024, the Company would have recorded $78 million of stock-based compensation expense related to these RSUs.
Total stock-based compensation expense recognized in the Company’s consolidated statements of operations was as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Cost of revenue	$133	$694	$1,307
Technology and infrastructure	624	7,100	10,137
Sales and marketing	74	1,740	3,408
General and administrative	659	5,620	16,635
Total stock-based compensation expense	$1,490	$15,154	$31,487